Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Schedule of future aggregate minimum lease payments under non cancellable short-term operating lease agreements

As of
December 31,
2024
RMB
Within one year	1,632
Total	1,632